Operating Segments Operating Segments, Results (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
Segment Reporting Information [Line Items]
Revenue, Net	[1]	$ 2,111		$ 901
Operating Income	[1]	490		364
Segment Reporting Operating Income		523		384
Unallocated general and administrative expenses		(33)		(20)
Interest and financing costs, net	[1]	(186)		(138)
Equity in earnings of equity method investments	[1]	7		10
Other income, net	[1]	3		6
Net Earnings	[1]	314	[2]	242
Additions to Other Assets, Amount		153		181
Operating Segments [Member] | Terminalling and Transportation [Member]
Segment Reporting Information [Line Items]
Revenue, Net		589		438
Operating Income		343		211
Additions to Other Assets, Amount		89		99
Operating Segments [Member] | Gathering and Processing
Segment Reporting Information [Line Items]
Revenue, Net		764		463
Operating Income		170		173
Additions to Other Assets, Amount		64		82
Operating Segments [Member] | Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	[3]	758		0
Operating Income	[3]	10		0
Additions to Other Assets, Amount	[3]	0		0
Terminalling revenues [Member] | Operating Segments [Member] | Terminalling and Transportation [Member]
Segment Reporting Information [Line Items]
Revenue, Net		492		345
Pipeline transportation revenues [Member] | Operating Segments [Member] | Terminalling and Transportation [Member]
Segment Reporting Information [Line Items]
Revenue, Net		97		93
Sales of natural gas, NGLS and condensate [Member] | Operating Segments [Member] | Gathering and Processing
Segment Reporting Information [Line Items]
Revenue, Net		254		78
Gas gathering and processing [Member] | Operating Segments [Member] | Gathering and Processing
Segment Reporting Information [Line Items]
Revenue, Net		252		198
Crude oil and water gathering [Member] | Operating Segments [Member] | Gathering and Processing
Segment Reporting Information [Line Items]
Revenue, Net		147		100
Pass-thru and other revenue [Member] | Operating Segments [Member] | Gathering and Processing
Segment Reporting Information [Line Items]
Revenue, Net		111		87
Fuel Sales [Member] | Operating Segments [Member] | Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	[3]	730		0
Other Non-fuel [Member] | Operating Segments [Member] | Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	[3]	$ 28		$ 0

[1]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	The Wholesale business was acquired by Andeavor Logistics as part of the WNRL Merger on October 30, 2017 and the results are only for the period of June 1, 2017 through the end of the period.